DWS S&P 500 Plus Fund

DWS S&P 500 Plus Fund

Investment Objective

The fund seeks long-term growth and income.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 10) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-17).

SHAREHOLDER FEES (paid directly from your investment)

Shareholder Fees - DWS S&P 500 Plus Fund	Class A	Class B	Class C	Class R	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses - DWS S&P 500 Plus Fund	Class A	Class B	Class C	Class R	Class S
Management (Unitary) fee	0.16%	0.16%	0.16%	0.16%	0.16%
Distribution/service (12b-1) fees	0.24%	0.99%	1.00%	0.50%	none
Other expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	0.42%	1.17%	1.18%	0.68%	0.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DWS S&P 500 Plus Fund (USD $)	Class A	Class B	Class C	Class R	Class S
1 Year	615	519	220	69	18
3 Years	702	672	375	218	58
5 Years	797	844	649	379	101
10 Years	1,074	1,018	1,432	847	230

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - DWS S&P 500 Plus Fund (USD $)	Class A	Class B	Class C	Class R	Class S
1 Year	615	119	120	69	18
3 Years	702	372	375	218	58
5 Years	797	644	649	379	101
10 Years	1,074	1,018	1,432	847	230

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 1%.

Principal Investment Strategy

Main investments. The fund's investment program has two main components or strategies. The fund's primary strategy seeks to replicate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") (see "Index strategy," below). The fund also employs a global tactical asset allocation overlay component (the "GTAA strategy," see below). Under normal circumstances, the fund invests at least 80% of its total assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index.

Management process

Index strategy. In implementing the Index strategy, the fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities or money market instruments.

Portfolio management uses quantitative analysis techniques to structure the fund with the goal of obtaining a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. The fund uses an optimization strategy, gaining exposure to the more heavily weighted stocks in the index in approximately the same proportion they are represented in the index, then gaining exposure to a statistically selected sample of the less heavily weighted stocks found in the index.

GTAA strategy. In addition to the fund's Index strategy, portfolio management seeks to enhance returns by emplying a GTAA (Global Tactical Asset Allocation) overlay strategy. This strategy attempts to take advantage of inefficiencies within global bond, equity and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose values are based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts on global bonds and equities and over-the-counter forward currency contracts.

The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500® Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc.

Derivatives. Outside of the GTAA strategy, portfolio management generally may use futures contracts, which are a type of derivative, as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Index fund risk. Because the fund normally invests at least 80% of its assets in the stocks of companies included in the S&P 500 Index, it typically does not alter its Index strategy in response to fluctuations in the market segment represented by the Index.

GTAA risk. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.

As part of the GTAA strategy, the fund will be exposed to the risks of non-US currency markets, and global equity and bond markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. Global equity and bond markets may also fluctuate for the same or similar reasons. As a result, the fund's exposure to foreign currencies and global equity and bond markets could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Tracking error risk. There are several reasons why the fund's performance will differ substantially from the S&P 500 Index:

  In employing the GTAA strategy portfolio management seeks investments whose returns are expected to have a low correlation to the returns of the fund's holdings.
  Unlike the S&P 500 Index, the fund incurs fees and administrative expenses and transaction costs in trading stocks.
  The fund's portfolio is not identical to the composition of the S&P 500 Index.
  The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from that of the "fully invested" S&P 500 Index which does not include a cash component.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

For Class A, B, C and R shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class S), each adjusted to reflect the higher net expenses of the relevant share class.

CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 16.57%, Q3 2009	Worst Quarter: -18.12%, Q4 2008
Year-to-Date as of 3/31/11: 6.29%

Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest historical individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Average Annual Total Returns - DWS S&P 500 Plus Fund	Class Inception	1 Year	5 Years	10 Years
Class A	Jul. 02, 2001	5.84%	2.10%	0.95%
Class B	Jul. 02, 2001	8.49%	2.36%	1.09%
Class C	Jul. 02, 2001	11.46%	2.56%	0.79%
Class R	Nov. 03, 2003	11.99%	3.05%	1.31%
Class S	May 17, 1999	12.50%	3.59%	1.80%
Class S After tax on distributions		12.43%	2.88%	1.36%
Class S After tax on distributions and sale of fund shares		8.22%	2.92%	1.42%
Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%